Fair Value Measurements - Reconciliation of fair value measurements of available-for-sale debt investments (Details) - Available-for-sale Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements
Beginning balance	¥ 2,014,537	¥ 1,961,474	¥ 1,196,330
Change in fair value	(985,704)	1,385,379	698,592
Disposal of part available-for-sale debt investments	(1,005,150)	(1,390,031)
Currency translation adjustment	(34,062)	57,715	64,552
Additional investments	49,041		2,000
Impairment	(2,000)
Ending balance	¥ 36,662	¥ 2,014,537	¥ 1,961,474